Pensions (Tables)	12 Months Ended
Dec. 31, 2021
Pensions
Major classes of plan assets as a percentage of total plan assets

Major classes of plan assets as a percentage of	2021			2020
total plan assets of the Main section	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	%	%	%	%	%	%
Equities	3.7	4.7	8.4	3.9	4.6	8.5
Index linked bonds	46.7	—	46.7	49.4	—	49.4
Government bonds	9.8	—	9.8	6.2	—	6.2
Corporate and other bonds	10.7	4.4	15.1	11.8	5.0	16.8
Real estate	—	4.4	4.4	—	4.2	4.2
Derivatives	—	8.8	8.8	—	10.0	10.0
Cash and other assets	—	6.8	6.8	—	4.9	4.9
	70.9	29.1	100.0	71.3	28.7	100.0

Summary of derivative instruments

	2021			2020
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	20	1,408	796	18	1,390	1,716
Interest rate swaps	172	8,385	4,421	68	11,197	6,215
Currency forwards	12	61	98	11	334	38
Equity and bond call options	—	1	—	1	169	1
Equity and bond put options	—	1	3	3	1	19
Other	1	9	10	2	63	17

Changes in value of net pension liability

	Main section				All schemes
		Present value	Asset	Net		Present value	Asset	Net
	Fair	of defined	ceiling/	pension	Fair	of defined	ceiling/	pension
	value of	benefit	minimum	(assets)/	value of	benefit	minimum	(assets)/
	plan assets	obligation	funding	liability	plan assets	obligation	funding	liability
Changes in value of net pension (assets)/liability	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	46,555	39,669	6,886	—	51,925	44,115	7,315	(495)
Currency translation and other adjustments	—	4	—	4	92	71	—	(21)
Income statement	936	954	141	159	1,037	1,103	149	215
Statement of comprehensive income	5,486	5,130	426	70	6,027	5,704	319	(4)
Contributions by employer	233	—	—	(233)	296	—	—	(296)
Contributions by plan participants and other scheme members	9	9	—	—	14	14	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(2)	(3)	—	(1)
Benefits paid	(1,896)	(1,896)	—	—	(2,140)	(2,140)	—	—
At 1 January 2021	51,323	43,870	7,453	—	57,249	48,864	7,783	(602)
Currency translation and other adjustments	—	—	—	—	(129)	(116)	(3)	10
Income statement
Net interest expense	713	603	105	(5)	795	676	109	(10)
Current service cost	—	158	—	158	—	213	—	213
Past service cost	—	6	—	6	—	12	—	12
	713	767	105	159	795	901	109	215

Statement of comprehensive income
Return on plan assets excluding recognised interest income	841	—	—	(841)	872	—	—	(872)
Experience gains and losses	—	(241)	—	(241)	—	(236)	—	(236)
Effect of changes in actuarial financial assumptions	—	(1,165)	—	(1,165)	—	(1,204)	—	(1,204)
Effect of changes in actuarial demographic assumptions	—	350	—	350	—	379	—	379
Asset ceiling adjustments	—	—	2,443	2,443	—	—	2,602	2,602
	841	(1,056)	2,443	546	872	(1,061)	2,602	669
Contributions by employer	705	—	—	(705)	780	—	—	(780)
Contributions by plan participants and other scheme members	8	8	—	—	13	13	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	—	—	—	—
Benefits paid	(1,569)	(1,569)	—	—	(1,793)	(1,793)	—	—
At 31 December 2021	52,021	42,020	10,001	—	57,787	46,808	10,491	(488)

(1)	Defined benefit obligations are subject to annual valuation by independent actuaries.
(2)	NatWest Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that NatWest Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised as the trustees may have control over the use of the surplus. Other NatWest Group schemes that this applies to include the Ulster Bank Pension Scheme (NI) and the NatWest Markets section.
(3)	NatWest Group expects to make contributions to the Main section of £714 million in 2022. Following the £500 million contribution in March 2021, additional contributions of up to £500 million will be paid to the Main section in 2022, should NatWest Group make further distributions in 2022. This leaves one remaining payment of up to £500 million to be paid to the Main Section after 2022, in line with the ring-fencing agreement with the Trustee. Such contributions do not constitute a minimum funding requirement as the obligation to pay only arises on the payment of a distribution to shareholders.

5 Pensions continued

	All schemes
	2021	2020
Amounts recognised on the balance sheet	£m	£m
Fund asset at fair value	57,787	57,249
Present value of fund liabilities	46,808	48,864
Funded status	10,979	8,385
Assets ceiling/minimun funding	10,491	7,783
	488	602

	2021	2020
Net pension assets/(liability) comprises	£m	£m
Net assets of schemes in surplus (included in Other assets, Note 18)	602	723
Net liabilities of schemes in deflicit (included in Other liabilities, Note 21)	(114)	(121)
	488	602

Schedule of income statement charge

	2021	2020
	£m	£m
Continuing operations	196	195
Discontinued operations	19	20

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.

Principal actuarial assumptions

	Principal IAS 19 actuarial assumptions
	2021	2020
	%	%
Discount rate	1.8	1.4
Inflation assumption (RPI)	3.3	2.9
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.7	3.0
Rate of increase in pensions in payment	2.5	2.7
Lump sum conversion rate at retirement	18	20
Longevity at age 60:	years	years
Current pensioners
Males	27.3	27.1
Females	29.0	29.0
Future pensioners, currently aged 40
Males	28.2	28.3
Females	30.1	30.4

Sensitivities of the present value of defined benefit obligations

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	(obligations)/
	assets	liabilities	assets
2021	£m	£m	£m
0.25% increase in interest rates/discount rate	(2,917)	(1,926)	(991)
0.25% increase in inflation	1,883	1,329	554
0.25% increase in credit spreads	(3)	(1,926)	1,923
Longevity increase of one year	—	1,790	(1,790)
0.25% additional rate of increase in pensions in payment	—	1,485	(1,485)
Increase in equity values of 10% (1)	442	—	442
2020
0.25% increase in interest rates/discount rate	(2,585)	(2,384)	(201)
0.25% increase in inflation	2,204	1,603	601
0.25% increase in credit spreads	(6)	(2,384)	2,378
Longevity increase of one year	—	1,930	(1,930)
0.25% additional rate of increase in pensions in payment	—	1,608	(1,608)
Increase in equity values of 10% (1)	454	—	454

(1)	Includes both quoted and private equity.

The funded status is most sensitive to movements in credit spreads and longevity. The table below shows the combined change in the funded status of the Main section as a result of larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 years	No change	+ 1 year	+ 2 years
2021		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	6.9	5.3	3.8	2.3	0.8
	No change	3.6	1.8	—	(1.8)	(3.6)
	-50 bps	(0.3)	(2.4)	(4.5)	(6.6)	(8.7)

2020
Change in credit spreads	+50 bps	7.8	6.1	4.5	2.9	1.3
	No change	3.9	1.9	—	(1.9)	(3.9)
	-50 bps	(0.6)	(2.8)	(5.1)	(7.4)	(9.7)

Different classes of scheme members proportions

	2021	2020
Membership category	%	%
Active members	10.7	14.2
Deferred members	47.6	50.9
Pensioners and dependants	41.7	34.9
	100.0	100.0

History of defined benefit schemes

	Main section					All schemes
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	52,021	51,323	46,555	43,806	44,652	57,787	57,249	51,925	48,752	49,746
Present value of plan obligations	42,020	43,870	39,669	35,466	37,937	46,808	48,864	44,115	39,607	42,378
Net surplus/(deficit)	10,001	7,453	6,886	8,340	6,715	10,979	8,385	7,810	9,145	7,368

Experience gains/(losses) on plan liabilities	241	427	275	(122)	(107)	237	455	279	(81)	(93)
Experience gains/(losses) on plan assets	841	5,486	3,021	(1,891)	1,580	872	6,027	3,556	(2,090)	1,728
Actual return on plan assets	1,554	6,422	4,266	(768)	2,735	1,667	7,064	4,930	(848)	3,013
Actual return on plan assets %	3.0%	13.8%	9.7%	(1.7)%	6.2%	2.9%	13.6%	10.1%	(1.7)%	6.1%